Restructuring Charges - Components of Restructuring Charges Less Releases Recorded in Liabilities (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Restructuring Cost and Reserve [Line Items]
Net restructuring charges	$ 6	$ 1	$ 68
Personnel Lay-Off Costs [Member]
Restructuring Cost and Reserve [Line Items]
Net restructuring charges	4	7	52
Other Exit Costs [Member]
Restructuring Cost and Reserve [Line Items]
Net restructuring charges	2	10	19
Release of Provisions/Accruals [Member]
Restructuring Cost and Reserve [Line Items]
Net restructuring charges	$ 0	$ (16)	$ (3)